Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Payables and Accruals [Abstract]
Schedule of Accrued Liabilities

	December 31, 2021 $	December 31, 2020 $
Interest including interest rate swaps	17,013	21,528
Voyage and vessel expenses	40,899	44,349
Payroll and benefits	4,053	7,257
Other general expenses	1,145	1,019
Income and other tax payable	791	1,128
Distributions payable on preferred units	6,425	6,425
Deposit received for vessel held for sale (note 19a)	1,538	—
Total	71,864	81,706